Income Taxes - Schedule of Reconciliation Between Tax Expenses and Accounting (Loss)/Profit at Applicable Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Reconciliation Between Tax Expenses and Accounting (Loss)/Profit at Applicable Tax Rates [Abstract]
Profit before income taxes	RM 6,345,785	$ 1,419,797	RM 5,110,267
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	1,522,988	340,751	1,226,464
Effect of tax rates in foreign jurisdictions	1,064,667	238,207	135,602
Non-deductible expenses	20,016	4,479	8,777
Tax effect on capital allowance			(14,961)
Under provision of tax in prior years	225,946	50,553
Tax expenses for the year	RM 2,833,617	$ 633,990	RM 1,355,882